Quarterly Holdings Report
for

Fidelity® Low-Priced Stock Fund

October 31, 2019

LPS-QTLY-1219
1.809099.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc. (a)	303,428	$7,425
Entertainment - 0.2%
Cinemark Holdings, Inc.	125,188	4,582
Viacom, Inc. Class B (non-vtg.)	1,940,207	41,831
		46,413
Interactive Media & Services - 0.5%
Yahoo! Japan Corp.	50,001,041	153,939
Media - 1.1%
Comcast Corp. Class A	2,585,006	115,860
Corus Entertainment, Inc. Class B (non-vtg.)	579,136	2,225
Discovery Communications, Inc.:
Class A (a)(b)	2,283,175	61,543
Class C (non-vtg.) (a)	493,414	12,454
Hyundai HCN	2,723,979	8,589
Intage Holdings, Inc. (c)	3,269,300	29,124
MSG Network, Inc. Class A (a)	285,541	4,629
Nexstar Broadcasting Group, Inc. Class A	56,958	5,541
Pico Far East Holdings Ltd.	18,328,000	6,251
Proto Corp.	200,500	2,170
RKB Mainichi Broadcasting Corp.	42,100	2,253
Saga Communications, Inc. Class A	407,857	12,305
Sky Network Television Ltd.	5,781,162	3,341
Tegna, Inc.	1,237,144	18,594
The New York Times Co. Class A	216,559	6,692
TOW Co. Ltd. (c)	1,810,600	12,911
TVA Group, Inc. Class B (non-vtg.) (a)	3,056,121	3,364
WOWOW INC.	182,400	4,387
		312,233

TOTAL COMMUNICATION SERVICES		520,010

CONSUMER DISCRETIONARY - 24.3%
Auto Components - 1.1%
Adient PLC	149,128	3,160
ASTI Corp. (b)(c)	179,200	2,992
DaikyoNishikawa Corp.	252,000	1,936
ElringKlinger AG (a)(b)	690,811	5,116
G-Tekt Corp.	173,000	2,983
Gentex Corp.	2,352,566	65,989
GUD Holdings Ltd.	340,905	2,542
Hi-Lex Corp.	1,351,800	21,135
INFAC Corp.	325,139	1,047
INZI Controls Co. Ltd.	300,000	1,269
Lear Corp.	63,229	7,446
Linamar Corp.	198,087	6,460
Motonic Corp. (c)	2,850,000	20,432
Murakami Corp. (c)	816,400	19,092
Nippon Seiki Co. Ltd.	2,609,900	40,353
Piolax, Inc. (c)	2,458,000	48,071
S&T Holdings Co. Ltd. (c)	885,108	11,912
Samsung Climate Control Co. Ltd. (c)	499,950	3,687
Sewon Precision Industries Co. Ltd. (c)(d)	500,000	3,456
SJM Co. Ltd. (c)	1,282,000	3,319
SJM Holdings Co. Ltd. (c)	809,430	2,154
Strattec Security Corp. (c)	377,197	8,536
Sungwoo Hitech Co. Ltd.	2,518,110	7,456
TBK Co. Ltd.	915,500	3,831
Yachiyo Industry Co. Ltd.	886,500	5,345
Yutaka Giken Co. Ltd. (c)	1,214,100	20,951
		320,670
Automobiles - 0.0%
Isuzu Motors Ltd.	169,200	1,966
Kabe Husvagnar AB (B Shares)	273,940	4,071
Thor Industries, Inc.	25,030	1,583
		7,620
Distributors - 0.1%
Arata Corp.	93,000	3,487
Central Automotive Products Ltd.	74,500	1,458
LKQ Corp. (a)	88,000	2,991
Nakayamafuku Co. Ltd.	549,400	2,856
PALTAC Corp.	40,500	1,953
SPK Corp.	250,700	6,555
Uni-Select, Inc.	1,287,646	10,412
		29,712
Diversified Consumer Services - 0.1%
Clip Corp. (c)	259,400	1,911
Collectors Universe, Inc.	33,200	952
Cross-Harbour Holdings Ltd.	2,395,000	3,570
Estacio Participacoes SA	365,200	3,574
Laureate Education, Inc. Class A (a)	174,525	2,697
Step Co. Ltd. (c)	1,065,100	13,984
		26,688
Hotels, Restaurants & Leisure - 0.3%
Ark Restaurants Corp.	90,003	1,845
Flanigans Enterprises, Inc.	89,026	1,959
Hiday Hidaka Corp.	1,498,840	29,308
Ibersol SGPS SA	902,032	7,545
Koshidaka Holdings Co. Ltd.	260,520	3,783
Kura Sushi, Inc.	10,000	421
Sportscene Group, Inc. Class A (c)	654,400	2,981
The Monogatari Corp.	49,400	4,266
The Restaurant Group PLC	15,722,224	27,616
Wyndham Destinations, Inc.	59,942	2,782
		82,506
Household Durables - 4.2%
Abbey PLC (c)	1,720,535	26,481
Barratt Developments PLC (c)	70,848,103	579,272
Bellway PLC	3,870,674	158,439
D.R. Horton, Inc.	2,698,133	141,301
Dorel Industries, Inc. Class B (sub. vtg.)	1,885,414	7,143
Emak SpA	4,338,442	4,103
First Juken Co. Ltd. (c)	1,384,600	17,130
Flexsteel Industries, Inc.	27,529	456
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,200,000	10,005
Hamilton Beach Brands Holding Co.:
Class A	194,633	3,630
Class B (a)	183,593	3,424
Helen of Troy Ltd. (a)	1,093,092	163,701
Henry Boot PLC	2,916,290	9,444
Iida Group Holdings Co. Ltd.	95,000	1,582
Lennar Corp. Class A	59,671	3,556
M/I Homes, Inc. (a)	298,628	13,193
Mohawk Industries, Inc. (a)	30,951	4,438
PulteGroup, Inc.	88,053	3,455
Q.E.P. Co., Inc. (a)	27,074	487
Sanei Architecture Planning Co. Ltd. (c)	1,197,100	17,110
Taylor Morrison Home Corp. (a)	193,775	4,854
Token Corp.	616,700	39,549
Toll Brothers, Inc.	103,885	4,132
TRI Pointe Homes, Inc. (a)	176,829	2,783
		1,219,668
Internet & Direct Marketing Retail - 0.2%
Aucnet, Inc.	195,200	2,681
Belluna Co. Ltd. (c)	6,537,000	42,736
Moneysupermarket.com Group PLC	373,492	1,660
		47,077
Leisure Products - 0.0%
Fenix Outdoor AB Class B (a)(d)	32,298	0
Mars Group Holdings Corp.	449,600	8,317
Miroku Corp.	138,900	2,538
		10,855
Multiline Retail - 3.8%
Big Lots, Inc.	1,441,910	31,246
Lifestyle China Group Ltd. (a)	18,818,000	5,543
Lifestyle International Holdings Ltd.	20,329,500	21,399
Next PLC (c)	11,979,687	1,021,387
Watts Co. Ltd.	31,800	180
		1,079,755
Specialty Retail - 13.2%
Aaron's, Inc. Class A	43,482	3,258
AT-Group Co. Ltd.	1,082,700	16,697
AutoNation, Inc. (a)	128,961	6,558
AutoZone, Inc. (a)	683,648	782,353
Bed Bath & Beyond, Inc. (b)(c)	11,331,814	155,246
Best Buy Co., Inc.	11,787,408	846,690
BMTC Group, Inc. (c)	3,514,401	32,099
Bonia Corp. Bhd	2,503,000	155
Buffalo Co. Ltd.	92,100	1,100
Burlington Stores, Inc. (a)	28,393	5,456
Cash Converters International Ltd. (a)	23,873,904	3,950
Delek Automotive Systems Ltd.	728,700	2,833
Dick's Sporting Goods, Inc.	81,549	3,175
Formosa Optical Technology Co. Ltd.	1,362,000	2,831
GameStop Corp. Class A (b)	2,661,105	14,476
Genesco, Inc. (a)	234,322	9,103
GNC Holdings, Inc. Class A (a)	885,417	2,338
Goldlion Holdings Ltd.	21,705,000	6,729
Guess?, Inc. (c)	3,968,918	66,479
Hour Glass Ltd.	8,756,700	5,152
IA Group Corp. (c)	116,440	4,086
JB Hi-Fi Ltd.	247,544	6,326
John David Group PLC	7,392,742	73,583
Jumbo SA (c)	9,914,057	193,500
K's Holdings Corp.	4,736,000	54,110
Ku Holdings Co. Ltd.	890,400	7,205
Leon's Furniture Ltd.	209,968	2,511
Mr. Bricolage SA (a)(c)	850,974	2,392
Murphy U.S.A., Inc. (a)	78,841	9,298
Nafco Co. Ltd. (c)	1,916,400	22,970
Ross Stores, Inc.	9,739,247	1,068,103
Sally Beauty Holdings, Inc. (a)	3,160,985	48,995
Second Chance Properties Ltd. warrants 1/23/20 (a)(d)	1,941,600	1
The Buckle, Inc. (b)(c)	4,471,656	93,547
The Children's Place Retail Stores, Inc.	35,841	2,936
TJX Companies, Inc.	26,974	1,555
Urban Outfitters, Inc. (a)(b)	3,352,986	96,231
USS Co. Ltd.	4,795,600	92,882
Vitamin Shoppe, Inc. (a)	864,050	5,582
Williams-Sonoma, Inc.	730,519	48,791
		3,801,282
Textiles, Apparel & Luxury Goods - 1.3%
Best Pacific International Holdings Ltd.	5,756,000	1,944
Capri Holdings Ltd. (a)	99,044	3,077
CRG, Inc. BHD (d)	2,503,000	54
Deckers Outdoor Corp. (a)	38,091	5,824
Embry Holdings Ltd.	2,137,000	408
Ff Group (a)(c)(d)	4,314,053	5,774
Fossil Group, Inc. (a)(c)	4,091,211	44,512
Gildan Activewear, Inc.	6,494,208	165,918
Handsome Co. Ltd. (c)	1,950,000	48,655
JLM Couture, Inc. (a)(c)(d)	158,540	1,023
McRae Industries, Inc.	23,905	550
Steven Madden Ltd.	160,553	6,612
Sun Hing Vision Group Holdings Ltd. (c)	19,609,000	5,754
Ted Baker PLC	97,867	515
Texwinca Holdings Ltd.	48,384,000	10,978
Victory City International Holdings Ltd.	14,571,108	668
Youngone Corp.	400,000	11,877
Youngone Holdings Co. Ltd. (c)	889,600	39,984
Yue Yuen Industrial (Holdings) Ltd.	2,483,000	6,998
		361,125

TOTAL CONSUMER DISCRETIONARY		6,986,958

CONSUMER STAPLES - 10.5%
Beverages - 1.7%
A.G. Barr PLC	2,645,094	19,016
Britvic PLC	6,214,124	79,448
Jinro Distillers Co. Ltd.	41,431	1,074
Monster Beverage Corp. (a)	6,636,052	372,482
Muhak Co. Ltd. (c)	2,799,256	21,599
Olvi PLC (A Shares)	108,074	4,586
Spritzer Bhd	5,120,400	2,624
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,799,936	5,460
		506,289
Food & Staples Retailing - 6.8%
Amsterdam Commodities NV	148,590	3,202
Aoki Super Co. Ltd.	100,300	2,387
Australasian Foods Holdco Pty Ltd. (a)(d)	3,481,102	0
Belc Co. Ltd. (c)	1,631,900	78,489
Casey's General Stores, Inc.	24,935	4,259
Cosmos Pharmaceutical Corp.	949,000	195,979
Create SD Holdings Co. Ltd. (c)	5,286,600	130,982
Daikokutenbussan Co. Ltd.	413,400	12,898
Dong Suh Companies, Inc.	1,025,000	15,327
Genky DrugStores Co. Ltd.	725,400	16,235
Halows Co. Ltd. (c)	1,310,900	32,137
Japan Meat Co. Ltd.	101,200	2,070
Kirindo Holdings Co. Ltd.	149,500	2,993
Kroger Co.	50,458	1,243
Kusuri No Aoki Holdings Co. Ltd.	495,200	36,931
McColl's Retail Group PLC	1,547,391	914
Metro, Inc. Class A (sub. vtg.) (c)	24,375,958	1,030,856
Naked Wines PLC (b)	910,016	3,024
North West Co., Inc.	110,512	2,364
Performance Food Group Co. (a)	152,098	6,481
Qol Holdings Co. Ltd.	1,831,300	25,640
Sundrug Co. Ltd.	2,995,500	99,123
Total Produce PLC	8,822,615	14,366
United Natural Foods, Inc. (a)	500,294	3,752
Valor Holdings Co. Ltd.	247,000	4,214
Walgreens Boots Alliance, Inc.	3,535,389	193,669
Walmart, Inc.	33,390	3,915
Yaoko Co. Ltd.	840,300	39,193
		1,962,643
Food Products - 1.7%
Carr's Group PLC	2,205,657	4,014
Cranswick PLC	445,511	17,913
Food Empire Holdings Ltd. (c)	38,534,000	15,287
Fresh Del Monte Produce, Inc. (c)	4,754,099	151,656
Hilton Food Group PLC	621,510	8,180
Inghams Group Ltd.	1,076,872	2,305
Ingredion, Inc.	474,562	37,490
Kaveri Seed Co. Ltd.	74,873	552
Lassonde Industries, Inc. Class A (sub. vtg.)	16,293	2,162
Mitsui Sugar Co. Ltd.	347,400	7,554
Nam Yang Dairy Products	10,500	4,221
Origin Enterprises PLC (c)	9,095,358	47,677
Pacific Andes International Holdings Ltd. (d)	106,294,500	990
Pacific Andes Resources Development Ltd. (a)(d)	207,240,893	1,676
Pickles Corp.	98,400	2,404
Rocky Mountain Chocolate Factory, Inc. (b)(c)	442,354	3,992
S Foods, Inc.	397,400	10,707
Seaboard Corp.	36,920	155,769
Select Harvests Ltd.	829,858	4,121
Sunjin Co. Ltd. (c)	2,376,955	19,498
Thai President Foods PCL	506,488	2,936
		501,104
Personal Products - 0.2%
Grape King Bio Ltd.	1,000,000	6,181
Hengan International Group Co. Ltd.	495,000	3,456
Natural Alternatives International, Inc. (a)	130,221	1,160
Sarantis SA (c)	3,959,887	34,978
		45,775
Tobacco - 0.1%
Karelia Tobacco Co., Inc. (a)	1,591	479
Scandinavian Tobacco Group A/S (e)	1,711,831	20,226
Universal Corp.	61,940	3,394
		24,099

TOTAL CONSUMER STAPLES		3,039,910

ENERGY - 4.1%
Energy Equipment & Services - 0.5%
AKITA Drilling Ltd. Class A (non-vtg.)	1,456,019	1,271
Carbo Ceramics, Inc. (a)	960,004	1,392
Cathedral Energy Services Ltd. (a)	1,311,934	239
Diamond Offshore Drilling, Inc. (a)(b)	5,834,068	30,862
Fugro NV (Certificaten Van Aandelen) (a)(b)	100,770	909
Geospace Technologies Corp. (a)(c)	775,179	11,310
John Wood Group PLC	788,095	3,454
Liberty Oilfield Services, Inc. Class A	1,730,972	15,942
Oil States International, Inc. (a)	2,281,691	32,560
PHX Energy Services Corp. (a)	1,354,030	2,478
Raiznext Corp.	1,161,600	11,801
Tidewater, Inc. warrants 11/14/24 (a)	76,844	69
Total Energy Services, Inc.	2,006,813	8,563
Transocean Ltd. (United States) (a)(b)	5,339,305	25,362
		146,212
Oil, Gas & Consumable Fuels - 3.6%
Adams Resources & Energy, Inc.	125,097	3,753
Beach Energy Ltd.	14,985,660	23,572
Berry Petroleum Corp.	834,333	7,834
Bonanza Creek Energy, Inc. (a)	150,190	2,676
Chevron Corp.	17,483	2,030
China Petroleum & Chemical Corp.:
(H Shares)	2,480,000	1,411
sponsored ADR (H Shares)	99,026	5,594
Cimarex Energy Co.	24,975	1,054
CNX Resources Corp. (a)(b)	998,985	8,421
ConocoPhillips Co.	910,452	50,257
CONSOL Energy, Inc. (a)(b)	134,482	1,779
Contango Oil & Gas Co. (a)(c)	4,195,814	10,448
Delek U.S. Holdings, Inc.	71,136	2,842
Denbury Resources, Inc. (a)	400,627	400
Encana Corp. (b)	1,238,747	4,868
Eni SpA	7,202,907	109,275
Enterprise Products Partners LP	49,949	1,300
Fuji Kosan Co. Ltd. (b)	349,600	2,248
Great Eastern Shipping Co. Ltd.	4,700,000	19,821
Hankook Shell Oil Co. Ltd.	46,500	13,172
Kyungdong Invest Co. Ltd.	84,315	2,331
Marathon Oil Corp.	1,998,822	23,046
Marathon Petroleum Corp.	1,985,128	126,949
Michang Oil Industrial Co. Ltd. (c)	173,900	11,843
Murphy Oil Corp. (b)(c)	12,188,446	251,448
NACCO Industries, Inc. Class A	198,468	10,023
Oil & Natural Gas Corp. Ltd.	35,710,893	71,223
QEP Resources, Inc.	4,000,561	13,322
Reliance Industries Ltd.	143,500	2,956
Southwestern Energy Co. (a)(b)	20,554,845	42,137
Star Petroleum Refining PCL	9,074,600	2,675
Thai Oil PCL (For. Reg.)	494,700	1,122
Total SA sponsored ADR	1,833,254	96,484
Unit Corp. (a)	1,205,488	2,459
Whitecap Resources, Inc.	451,072	1,257
Whiting Petroleum Corp. (a)(b)(c)	6,393,550	40,535
World Fuel Services Corp.	1,110,512	46,386
WPX Energy, Inc. (a)	672,385	6,710
		1,025,661

TOTAL ENERGY		1,171,873

FINANCIALS - 12.6%
Banks - 1.0%
ACNB Corp.	106,166	3,757
Associated Banc-Corp.	211,411	4,251
BancFirst Corp.	64,942	3,759
Bank Ireland Group PLC	11,328,867	53,977
Bank of America Corp.	124,612	3,897
Camden National Corp.	106,004	4,697
Cathay General Bancorp	648,607	23,071
Central Pacific Financial Corp.	89,346	2,584
Central Valley Community Bancorp	29,765	620
Codorus Valley Bancorp, Inc. (c)	688,335	14,902
Cullen/Frost Bankers, Inc.	46,850	4,220
Dah Sing Banking Group Ltd.	1,694,000	2,190
Dimeco, Inc.	35,846	1,535
East West Bancorp, Inc.	50,168	2,153
First Bancorp, Puerto Rico	1,770,680	18,628
First Citizens Bancshares, Inc.	5,100	2,509
First Hawaiian, Inc.	425,921	11,640
FNB Corp., Pennsylvania	99,898	1,205
Hanmi Financial Corp.	510,069	9,819
Hope Bancorp, Inc.	1,240,419	17,701
KeyCorp	93,007	1,671
LCNB Corp.	55,312	1,000
Meridian Bank/Malvern, PA (a)	147,245	2,614
NIBC Holding NV (e)	247,170	2,012
OFG Bancorp	505,547	10,268
Peoples Bancorp, Inc.	47,350	1,549
PNC Financial Services Group, Inc.	27,112	3,977
Popular, Inc.	34,232	1,864
Signature Bank	13,357	1,580
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,199,617	12,784
Sparebanken More (primary capital certificate)	206,173	7,062
Sparebanken Nord-Norge	2,273,297	17,625
Umpqua Holdings Corp.	62,697	992
United Community Bank, Inc.	89,913	2,716
Van Lanschot NV (Bearer)	1,050,209	24,187
		279,016
Capital Markets - 1.6%
AllianceBernstein Holding LP	694,069	20,378
Ares Capital Corp.	180,000	3,294
Banca Generali SpA	110,776	3,613
GAMCO Investors, Inc. Class A	123,686	1,949
Hamilton Lane, Inc. Class A	49,294	2,939
Lazard Ltd. Class A	2,000,965	74,696
State Street Corp.	4,695,299	310,218
Tullett Prebon PLC	636,294	2,826
Waddell & Reed Financial, Inc. Class A (b)	2,442,792	40,453
		460,366
Consumer Finance - 2.7%
Aeon Credit Service (Asia) Co. Ltd.	12,608,000	10,205
American Express Co.	23,452	2,750
Discover Financial Services	1,307,093	104,907
H&T Group PLC	532,687	2,612
Navient Corp.	1,373,730	18,916
Nicholas Financial, Inc. (a)	281,617	2,368
OneMain Holdings, Inc.	76,926	3,077
Santander Consumer U.S.A. Holdings, Inc.	9,641,896	241,819
Synchrony Financial	10,918,319	386,181
		772,835
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc.	3,067,400	66,256
Far East Horizon Ltd.	1,413,000	1,338
Ricoh Leasing Co. Ltd.	756,900	25,506
Voya Financial, Inc.	52,449	2,830
		95,930
Insurance - 6.1%
AEGON NV	44,000,720	190,890
AFLAC, Inc.	442,779	23,538
Allstate Corp.	39,743	4,229
Amerisafe, Inc.	34,019	2,161
ASR Nederland NV	550,688	20,151
Aub Group Ltd.	208,451	1,768
FBD Holdings PLC	143,405	1,417
First American Financial Corp.	133,632	8,256
Globe Life, Inc.	51,500	5,012
Hartford Financial Services Group, Inc.	61,594	3,516
Hiscox Ltd.	94,075	1,814
Hyundai Fire & Marine Insurance Co. Ltd.	120,804	2,606
Lincoln National Corp.	4,245,730	239,799
MetLife, Inc.	12,922,700	604,653
National Western Life Group, Inc.	128,103	34,921
NN Group NV	1,138,435	43,386
Old Republic International Corp.	65,428	1,462
Primerica, Inc.	60,357	7,616
Principal Financial Group, Inc.	68,933	3,680
Prudential Financial, Inc.	288,705	26,313
RenaissanceRe Holdings Ltd.	599,391	112,194
The Travelers Companies, Inc.	28,117	3,685
Unum Group (c)	14,760,842	406,514
		1,749,581
Mortgage Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	11,788,480	105,861
Redwood Trust, Inc.	300,456	4,909
		110,770
Thrifts & Mortgage Finance - 0.5%
ASAX Co. Ltd.	396,300	2,307
Genworth MI Canada, Inc.	3,447,091	139,234
Genworth Mortgage Insurance Ltd.	6,110,151	16,430
		157,971

TOTAL FINANCIALS		3,626,469

HEALTH CARE - 13.3%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	20,980	2,211
Amgen, Inc.	2,843,062	606,283
Biogen, Inc. (a)	100,037	29,882
Celgene Corp. (a)	1,499,563	161,998
Cell Biotech Co. Ltd.	50,000	831
Essex Bio-Technology Ltd.	1,197,000	921
Gilead Sciences, Inc.	190,881	12,161
		814,287
Health Care Equipment & Supplies - 0.4%
Apex Biotechnology Corp.	600,000	542
Arts Optical International Holdings Ltd. (c)	19,880,000	3,670
Boston Scientific Corp. (a)	120,934	5,043
Hoshiiryou Sanki Co. Ltd. (c)	280,164	9,787
Integra LifeSciences Holdings Corp. (a)	49,800	2,891
Nakanishi, Inc.	494,300	8,241
Prim SA (c)	1,421,000	17,037
ResMed, Inc.	35,697	5,280
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	924,000	1,061
St.Shine Optical Co. Ltd.	2,100,000	32,810
Techno Medica Co. Ltd.	38,500	800
Utah Medical Products, Inc. (c)	244,829	25,088
Vieworks Co. Ltd.	5,000	103
		112,353
Health Care Providers & Services - 9.3%
Anthem, Inc.	1,837,831	494,524
CVS Health Corp.	2,072,653	137,603
DVx, Inc. (c)	665,100	5,881
Hi-Clearance, Inc.	1,442,000	4,988
Humana, Inc.	9,381	2,760
Laboratory Corp. of America Holdings (a)	266,891	43,976
Medica Sur SA de CV	328,928	368
MEDNAX, Inc. (a)	1,136,174	24,950
Patterson Companies, Inc.	119,884	2,054
Quest Diagnostics, Inc.	78,400	7,938
Ship Healthcare Holdings, Inc.	54,200	2,310
Tokai Corp.	338,700	7,883
Triple-S Management Corp. (c)	1,716,881	25,976
United Drug PLC (United Kingdom)	1,124,337	11,258
UnitedHealth Group, Inc.	6,913,275	1,746,997
Universal Health Services, Inc. Class B	872,567	119,943
WIN-Partners Co. Ltd. (c)	2,500,200	32,699
		2,672,108
Pharmaceuticals - 0.8%
Apex Healthcare Bhd	190,400	103
Bliss Gvs Pharma Ltd. (a)	3,700,000	7,117
Daewon Pharmaceutical Co. Ltd. (c)	1,923,725	25,726
Daewoong Co. Ltd.	350,000	4,262
Daito Pharmaceutical Co. Ltd.	108,500	3,267
Dawnrays Pharmaceutical Holdings Ltd.	35,593,000	6,270
DongKook Pharmaceutical Co. Ltd. (c)	623,700	37,040
FDC Ltd. (a)	2,816,443	7,135
Fuji Pharma Co. Ltd.	641,500	8,468
Genomma Lab Internacional SA de CV (a)	4,542,600	4,796
Jazz Pharmaceuticals PLC (a)	22,000	2,764
Korea United Pharm, Inc.	239,629	3,962
Kwang Dong Pharmaceutical Co. Ltd. (c)	3,100,000	18,225
Kyung Dong Pharmaceutical Co. Ltd.	960,000	6,439
Lee's Pharmaceutical Holdings Ltd.	7,923,000	4,233
Recordati SpA	1,578,859	66,333
Taro Pharmaceutical Industries Ltd.	63,439	5,128
Vivimed Labs Ltd. (a)	600,000	126
Whanin Pharmaceutical Co. Ltd. (c)	1,750,000	24,524
		235,918

TOTAL HEALTH CARE		3,834,666

INDUSTRIALS - 7.1%
Aerospace & Defense - 0.0%
Ultra Electronics Holdings PLC	97,540	2,464
Vectrus, Inc. (a)	82,542	3,773
		6,237
Air Freight & Logistics - 0.0%
Air T Funding warrants 6/7/20 (a)	181,708	9
Air T, Inc.	65,158	1,128
FedEx Corp.	32,281	4,928
		6,065
Airlines - 0.1%
Air New Zealand Ltd.	1,121,435	2,030
American Airlines Group, Inc.	338,227	10,167
JetBlue Airways Corp. (a)	337,242	6,509
Southwest Airlines Co.	30,000	1,684
		20,390
Building Products - 0.1%
American Woodmark Corp. (a)	38,163	3,784
Apogee Enterprises, Inc.	70,000	2,628
Builders FirstSource, Inc. (a)	216,307	4,891
Continental Building Products, Inc. (a)	104,392	3,122
Gibraltar Industries, Inc. (a)	80,884	4,305
Jeld-Wen Holding, Inc. (a)	634,354	10,841
Kondotec, Inc. (c)	1,629,900	14,715
		44,286
Commercial Services & Supplies - 0.6%
Acme United Corp. (b)	3,441	71
Aeon Delight Co. Ltd.	97,500	3,395
AJIS Co. Ltd. (c)	882,700	24,532
Asia File Corp. Bhd	4,480,000	2,551
Calian Technologies Ltd. (c)	618,099	16,622
Civeo Corp. (a)(c)	11,683,263	12,384
Fursys, Inc. (c)	950,000	25,205
Knoll, Inc.	67,700	1,810
Lion Rock Group Ltd.	19,007,640	2,885
Mears Group PLC	827,814	2,734
Mitie Group PLC	12,825,440	26,316
NICE Total Cash Management Co., Ltd.	1,025,000	6,000
VICOM Ltd.	1,599,000	8,894
VSE Corp. (c)	858,159	32,970
		166,369
Construction & Engineering - 1.0%
AECOM (a)	3,059,200	122,399
Arcadis NV (b)	1,643,505	32,444
Argan, Inc.	10,000	379
Boustead Projs. Pte Ltd.	1,977,687	1,368
Boustead Singapore Ltd.	3,978,300	2,278
Daiichi Kensetsu Corp. (c)	1,709,100	27,141
EMCOR Group, Inc.	111,427	9,773
Geumhwa PSC Co. Ltd. (c)	360,000	9,029
Granite Construction, Inc.	507,300	11,942
Kyeryong Construction Industrial Co. Ltd. (c)	675,000	12,516
Meisei Industrial Co. Ltd.	1,092,000	8,678
Mirait Holdings Corp.	395,800	6,355
Nippon Rietec Co. Ltd.	1,155,700	13,437
Severfield PLC	2,730,906	2,724
Shinnihon Corp.	1,556,700	12,228
Toshiba Plant Systems & Services Corp.	154,600	3,021
Tutor Perini Corp. (a)	171,939	2,660
United Integrated Services Co.	500,800	2,603
Valmont Industries, Inc.	18,881	2,590
		283,565
Electrical Equipment - 0.5%
Acuity Brands, Inc.	10,800	1,348
Aichi Electric Co. Ltd.	321,600	8,184
Aros Quality Group AB	717,025	14,154
AZZ, Inc.	561,888	21,796
Bharat Heavy Electricals Ltd.	1,000,290	796
Chiyoda Integre Co. Ltd.	325,700	7,300
Eaton Corp. PLC	42,200	3,676
Generac Holdings, Inc. (a)	59,236	5,721
Hammond Power Solutions, Inc. Class A	447,141	2,699
I-Sheng Electric Wire & Cable Co. Ltd. (c)	12,200,000	16,761
Korea Electric Terminal Co. Ltd. (c)	700,401	27,590
Regal Beloit Corp.	46,213	3,422
Sensata Technologies, Inc. PLC (a)	165,711	8,483
Servotronics, Inc.	113,487	1,147
TKH Group NV (depositary receipt)	198,249	10,140
		133,217
Industrial Conglomerates - 0.9%
DCC PLC (United Kingdom)	1,998,538	187,326
General Electric Co.	2,213,773	22,093
Lifco AB	445,927	22,223
Mytilineos SA	829,929	9,080
Reunert Ltd.	1,680,609	7,946
		248,668
Machinery - 1.6%
Aalberts Industries NV (c)	6,571,351	264,285
Allison Transmission Holdings, Inc.	240,261	10,478
ASL Marine Holdings Ltd. (a)(c)	44,676,613	1,374
Cummins, Inc.	39,723	6,851
Daiwa Industries Ltd.	192,700	2,162
Foremost Income Fund (a)	2,141,103	8,998
Haitian International Holdings Ltd.	9,382,000	22,139
Hurco Companies, Inc.	97,511	3,392
Hyster-Yale Materials Handling:
Class A (c)	214,981	10,904
Class B (a)(c)	310,000	15,723
Ihara Science Corp. (c)	972,400	13,201
ITT, Inc.	67,139	3,991
Kennametal, Inc.	143,400	4,438
Kyowakogyosyo Co. Ltd.	42,700	1,617
Luxfer Holdings PLC sponsored	176,068	2,969
Maruzen Co. Ltd. (c)	1,571,100	27,749
Mincon Group PLC	2,134,792	2,381
Nadex Co. Ltd. (c)	786,500	6,623
Nitchitsu Co. Ltd.	55,100	787
Oshkosh Corp.	19,381	1,655
Rexnord Corp. (a)	110,317	3,121
Semperit AG Holding (a)	377,014	5,130
SIMPAC, Inc.	1,483,000	4,150
Takamatsu Machinery Co. Ltd.	319,400	2,555
Tocalo Co. Ltd.	3,030,500	29,877
Trinity Industrial Corp.	837,100	5,939
		462,489
Marine - 0.0%
SITC International Holdings Co. Ltd.	4,734,000	5,213
Tokyo Kisen Co. Ltd. (c)	820,200	5,447
		10,660
Professional Services - 0.2%
Asiakastieto Group Oyj (e)	81,663	2,650
McMillan Shakespeare Ltd.	1,681,153	18,597
Nielsen Holdings PLC	951,298	19,178
Persol Holdings Co., Ltd.	123,400	2,370
Robert Half International, Inc.	36,864	2,111
SHL-JAPAN Ltd.	100,600	1,883
Sporton International, Inc.	146,788	914
Synergie SA	126,156	3,581
		51,284
Road & Rail - 0.9%
Alps Logistics Co. Ltd. (c)	2,824,200	19,536
Chilled & Frozen Logistics Holdings Co. Ltd.	1,086,100	14,246
Daqin Railway Co. Ltd. (A Shares)	32,250,000	34,933
Hamakyorex Co. Ltd. (c)	1,239,400	42,289
Higashi Twenty One Co. Ltd.	247,300	1,114
Knight-Swift Transportation Holdings, Inc. Class A	204,363	7,451
Norfolk Southern Corp.	72,870	13,262
Ryder System, Inc.	57,563	2,799
Sakai Moving Service Co. Ltd. (c)	1,069,400	63,847
Trancom Co. Ltd. (c)	845,700	55,812
		255,289
Trading Companies & Distributors - 1.1%
AddTech AB (B Shares)	1,020,672	28,382
AerCap Holdings NV (a)	229,498	13,283
Alconix Corp. (c)	2,096,300	26,489
Chori Co. Ltd.	425,700	7,457
GMS, Inc. (a)	88,600	2,654
Goodfellow, Inc. (c)	714,898	2,714
HD Supply Holdings, Inc. (a)	550,744	21,776
HERIGE	60,302	1,957
Houston Wire & Cable Co. (a)	99,830	424
Itochu Corp.	4,110,800	85,948
KS Energy Services Ltd. (a)	13,024,400	48
Lumax International Corp. Ltd.	2,323,900	6,111
Meiwa Corp.	1,698,400	9,085
Mitani Shoji Co. Ltd.	726,900	36,520
MRC Global, Inc. (a)	843,361	9,581
Otec Corp.	123,100	2,716
Parker Corp. (c)	2,194,900	9,857
Richelieu Hardware Ltd.	782,941	16,074
Senshu Electric Co. Ltd. (c)	884,800	23,190
Strongco Corp. (a)(c)	840,002	1,059
Tanaka Co. Ltd.	36,500	229
TECHNO ASSOCIE Co. Ltd.	252,100	2,240
Totech Corp. (c)	891,400	19,401
		327,195
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	8,934,000	5,247
Isewan Terminal Service Co. Ltd.	1,277,900	9,684
Meiko Transportation Co. Ltd.	820,100	9,069
Qingdao Port International Co. Ltd. (H Shares) (e)	11,580,000	6,641
Winas Ltd. (c)	20,168,100	443
		31,084

TOTAL INDUSTRIALS		2,046,798

INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	35,342	5,092
Electronic Equipment & Components - 4.8%
A&D Co. Ltd.	594,200	4,592
Amphenol Corp. Class A	72,430	7,267
AVX Corp.	156,181	2,393
CDW Corp.	138,537	17,720
CTS Corp.	106,355	2,838
Daido Signal Co. Ltd.	98,200	462
Dynapack International Technology Corp.	3,200,000	6,337
Elec & Eltek International Co. Ltd.	1,099,800	1,650
Elematec Corp. (c)	2,334,800	22,459
ePlus, Inc. (a)	95,254	7,442
Excel Co. Ltd. (c)	699,450	8,091
Fabrinet (a)	61,441	3,455
Hi-P International Ltd.	11,797,100	12,427
Hon Hai Precision Industry Co. Ltd. (Foxconn)	145,980,912	385,798
IDIS Holdings Co. Ltd. (c)	800,000	8,887
Image Sensing Systems, Inc. (a)	63,740	327
Insight Enterprises, Inc. (a)	333,879	20,493
INTOPS Co. Ltd. (c)	1,700,000	19,974
Jabil, Inc.	112,954	4,159
Keysight Technologies, Inc. (a)	524,778	52,955
Kingboard Chemical Holdings Ltd. (c)	75,192,500	200,381
Kingboard Laminates Holdings Ltd.	3,682,500	3,371
Muramoto Electronic Thailand PCL (For. Reg.) (c)	1,213,300	6,418
Nippo Ltd. (a)(c)	728,300	3,508
PAX Global Technology Ltd.	4,029,000	1,761
Pinnacle Technology Holdings Ltd. (c)	7,254,349	6,937
Redington India Ltd.	13,947,410	23,303
ScanSource, Inc. (a)(c)	1,389,491	44,881
Shibaura Electronics Co. Ltd. (c)	619,300	18,381
Sigmatron International, Inc. (a)	168,774	697
Simplo Technology Co. Ltd.	6,154,000	56,701
SYNNEX Corp. (c)	2,709,185	318,979
Tomen Devices Corp. (c)	532,200	13,025
Tripod Technology Corp.	1,355,000	5,243
TTM Technologies, Inc. (a)	565,658	6,624
UKC Holdings Corp.	967,500	16,441
VST Holdings Ltd. (c)	117,010,200	59,629
Wayside Technology Group, Inc. (c)	353,679	5,093
Wireless Telecom Group, Inc. (a)	247,129	358
		1,381,457
IT Services - 4.2%
ALTEN	549,934	60,383
Amdocs Ltd.	5,496,697	358,385
Argo Graphics, Inc.	778,300	21,512
CACI International, Inc. Class A (a)	62,269	13,933
Computer Services, Inc.	510,862	22,989
CSE Global Ltd. (c)	40,217,600	15,520
Data#3 Ltd.	2,772,897	6,574
Dimerco Data System Corp.	510,000	673
E-Credible Co. Ltd.	129,349	2,083
eClerx Services Ltd.	1,609,270	10,230
EOH Holdings Ltd. (a)	6,319,742	6,499
Estore Corp.	169,400	1,433
ExlService Holdings, Inc. (a)	80,604	5,612
Fiserv, Inc. (a)	77,836	8,262
Gabia, Inc. (c)	975,000	6,098
Global Payments, Inc.	84,005	14,212
Indra Sistemas SA (a)(c)	12,327,900	119,069
Know IT AB (c)	1,376,360	27,083
Leidos Holdings, Inc.	278,178	23,987
Maximus, Inc.	165,879	12,730
Net 1 UEPS Technologies, Inc. (a)	438,517	1,285
NIC, Inc.	215,160	5,061
Nice Information & Telecom, Inc.	125,020	3,333
Science Applications International Corp.	191,358	15,810
Societe Pour L'Informatique Industrielle SA (c)	1,638,487	43,492
Softcreate Co. Ltd.	595,200	10,390
The Western Union Co.	15,625,348	391,571
TravelSky Technology Ltd. (H Shares)	993,000	2,264
WNS Holdings Ltd. sponsored ADR (a)	72,537	4,486
		1,214,959
Semiconductors & Semiconductor Equipment - 0.6%
Axell Corp. (a)	175,600	1,030
Boe Varitronix Ltd.	4,977,000	1,392
Brooks Automation, Inc.	169,983	7,219
Cabot Microelectronics Corp.	62,998	9,520
Entegris, Inc.	260,810	12,519
Leeno Industrial, Inc.	575,000	26,139
Melexis NV (b)	847,317	59,347
Miraial Co. Ltd.	148,200	2,017
MKS Instruments, Inc.	48,553	5,254
ON Semiconductor Corp. (a)	312,858	6,382
Onto Innovation, Inc. (a)	159,187	5,126
Phison Electronics Corp.	100,000	910
Powertech Technology, Inc.	10,000,000	31,477
Renesas Electronics Corp. (a)	488,900	3,310
Semtech Corp. (a)	58,442	2,949
Trio-Tech International (a)(c)	222,066	819
United Microelectronics Corp.	4,331,000	1,991
		177,401
Software - 2.5%
AdaptIT Holdings Ltd. (a)	2,485,982	813
Altair Engineering, Inc. Class A (a)	227,880	8,402
ANSYS, Inc. (a)	2,547,457	560,823
Aspen Technology, Inc. (a)	32,869	3,784
Ebix, Inc. (b)	1,425,792	60,782
ICT Automatisering NV (c)	484,740	6,379
InfoVine Co. Ltd. (c)	175,000	3,148
KSK Co., Ltd. (c)	525,600	8,852
LivePerson, Inc. (a)	202,681	8,320
NetGem SA	840,266	881
Nucleus Software Exports Ltd. (a)	600,000	2,563
Pegasystems, Inc.	80,354	6,043
Pro-Ship, Inc.	499,300	5,949
RealPage, Inc. (a)	124,467	7,536
Vitec Software Group AB	499,739	7,142
Zensar Technologies Ltd.	3,500,000	8,784
		700,201
Technology Hardware, Storage & Peripherals - 4.3%
Compal Electronics, Inc.	62,000,000	36,999
HP, Inc.	6,090,499	105,792
Seagate Technology LLC (c)	17,791,942	1,032,466
Super Micro Computer, Inc. (a)	1,191,001	24,630
TPV Technology Ltd.	68,814,000	33,663
		1,233,550

TOTAL INFORMATION TECHNOLOGY		4,712,660

MATERIALS - 3.6%
Chemicals - 2.3%
Axalta Coating Systems Ltd. (a)	439,301	12,955
C. Uyemura & Co. Ltd.	379,500	23,491
Chase Corp. (c)	548,578	64,266
Core Molding Technologies, Inc. (a)(c)	695,990	3,974
Deepak Fertilisers and Petrochemicals Corp. Ltd.	1,150,000	1,721
DowDuPont, Inc.	53,019	3,494
EcoGreen International Group Ltd. (c)	49,554,080	8,971
FMC Corp.	1,179,722	107,945
Fujikura Kasei Co., Ltd. (c)	2,680,600	13,956
Fuso Chemical Co. Ltd.	569,200	14,691
Gujarat Narmada Valley Fertilizers Co.	4,800,000	14,635
Gujarat State Fertilizers & Chemicals Ltd. (c)	28,500,000	32,195
Honshu Chemical Industry Co. Ltd. (c)	754,100	8,612
Huntsman Corp.	184,108	4,074
Innospec, Inc.	601,852	54,985
JSR Corp.	259,100	4,864
KPC Holdings Corp.	55,171	2,579
KPX Chemical Co. Ltd.	163,083	7,497
Livent Corp. (b)	1,103,394	7,569
Miwon Chemicals Co. Ltd.	55,095	1,991
Miwon Commercial Co. Ltd.	89,782	4,396
Muto Seiko Co. Ltd.	235,600	1,380
Nihon Parkerizing Co. Ltd.	304,400	3,569
Nippon Soda Co. Ltd.	311,400	8,294
SK Kaken Co. Ltd.	53,900	23,017
Soken Chemical & Engineer Co. Ltd. (c)	659,400	7,506
T&K Toka Co. Ltd. (c)	1,330,300	12,749
Thai Carbon Black PCL (For. Reg.) (a)	11,343,000	15,717
Thai Rayon PCL:
(For. Reg.)	2,688,700	2,717
NVDR	84,500	85
The Chemours Co. LLC	248,640	4,080
The Mosaic Co.	3,196,530	63,547
Westlake Chemical Corp.	46,207	2,920
Yara International ASA	3,101,280	120,697
Yip's Chemical Holdings Ltd.	25,400,000	7,541
		672,680
Construction Materials - 0.2%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	664,368	3,178
Mitani Sekisan Co. Ltd. (c)	1,473,400	48,877
RHI Magnesita NV	43,382	1,960
		54,015
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	5,439,000	1,392
Chuoh Pack Industry Co. Ltd. (c)	417,100	4,655
Kohsoku Corp. (c)	1,717,900	20,524
Mayr-Melnhof Karton AG	17,118	2,104
Packaging Corp. of America	4,971	544
Samhwa Crown & Closure Co. Ltd.	50,000	1,976
Silgan Holdings, Inc.	244,353	7,519
The Pack Corp. (c)	1,543,100	54,375
		93,089
Metals & Mining - 0.7%
Chubu Steel Plate Co. Ltd.	409,600	2,459
Cleveland-Cliffs, Inc. (b)	12,651,490	91,470
Compania de Minas Buenaventura SA sponsored ADR	2,230,857	34,221
Granges AB	259,307	2,519
Hill & Smith Holdings PLC	790,552	13,415
Orvana Minerals Corp. (a)	699,325	98
Perenti Global Ltd.	10,780,897	16,983
Steel Dynamics, Inc.	53,703	1,630
Tohoku Steel Co. Ltd. (c)	618,700	8,185
Tokyo Tekko Co. Ltd. (c)	753,500	11,023
Warrior Metropolitan Coal, Inc.	1,076,630	20,973
Webco Industries, Inc. (a)	7,509	924
		203,900
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	184,200	5,384
Schweitzer-Mauduit International, Inc.	82,000	3,320
Stella-Jones, Inc.	510,032	14,142
Western Forest Products, Inc.	1,927,600	1,903
		24,749

TOTAL MATERIALS		1,048,433

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Colony Capital, Inc.	1,889,358	10,580
Corrections Corp. of America	1,330,591	20,305
CubeSmart	64,500	2,045
National Health Investors, Inc.	23,078	1,980
NSI NV	8,367	382
Public Storage	6,962	1,552
Store Capital Corp.	124,769	5,053
Ventas, Inc.	48,453	3,154
VEREIT, Inc.	249,759	2,458
		47,509
Real Estate Management & Development - 0.1%
Anabuki Kosan, Inc.	42,650	1,123
Century21 Real Estate Japan Ltd.	123,800	1,385
IMMOFINANZ Immobilien Anlagen AG	101,275	2,909
Jones Lang LaSalle, Inc.	21,635	3,170
LSL Property Services PLC	1,429,576	4,435
Relo Group, Inc.	549,600	13,451
Selvaag Bolig ASA	933,600	5,147
Servcorp Ltd.	833,556	2,524
Sino Land Ltd.	1,751,954	2,619
Tejon Ranch Co. (a)	427,169	6,869
Wing Tai Holdings Ltd.	1,704,700	2,542
		46,174

TOTAL REAL ESTATE		93,683

UTILITIES - 1.5%
Electric Utilities - 1.2%
Exelon Corp.	246,715	11,223
PG&E Corp. (a)(b)	179,826	1,110
PPL Corp.	9,930,694	332,579
		344,912
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	50,971	1,581
China Resource Gas Group Ltd.	590,000	3,557
Hokuriku Gas Co.	150,900	4,134
K&O Energy Group, Inc.	321,200	4,836
Keiyo Gas Co. Ltd.	117,700	3,226
KyungDong City Gas Co. Ltd.	208,063	4,640
Star Gas Partners LP	196,503	1,826
		23,800
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd (c)	30,500,045	32,249
Mega First Corp. Bhd warrants 4/8/20 (a)	3,800,000	1,956
Vistra Energy Corp.	100,000	2,703
		36,908
Multi-Utilities - 0.1%
CMS Energy Corp.	244,744	15,644
Water Utilities - 0.0%
Manila Water Co., Inc.	5,555,500	2,162

TOTAL UTILITIES		423,426

TOTAL COMMON STOCKS
(Cost $13,960,988)		27,504,886

Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	723
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	34,410	85
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	161,807	3,568

TOTAL INDUSTRIALS		3,653

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,423,652	21,785
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $14,788)		26,161
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22 (f)	9,933	745
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27 (e)	4,551	3,550
TOTAL NONCONVERTIBLE BONDS
(Cost $12,508)		4,295
	Shares	Value (000s)

Money Market Funds - 5.8%
Fidelity Cash Central Fund 1.83% (g)	1,250,521,727	1,250,772
Fidelity Securities Lending Cash Central Fund 1.84% (g)(h)	417,788,493	417,830
TOTAL MONEY MARKET FUNDS
(Cost $1,668,354)		1,668,602
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $15,656,638)		29,203,944
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(400,421)
NET ASSETS - 100%		$28,803,523

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,079,000 or 0.1% of net assets.

 (f) Non-income producing - Security is in default.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$8,697
Fidelity Securities Lending Cash Central Fund	2,103
Total	$10,800

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aalberts Industries NV	$265,799	$--	$547	$--	$407	$(1,374)	$264,285
Abbey PLC	27,245	--	604	208	478	(638)	26,481
AJIS Co. Ltd.	28,053	--	58	--	43	(3,506)	24,532
Alconix Corp.	25,239	--	52	367	25	1,277	26,489
Alps Logistics Co. Ltd.	19,486	--	41	236	18	73	19,536
Arts Optical International Holdings Ltd.	4,468	--	42	--	(40)	(716)	3,670
ASL Marine Holdings Ltd.	1,522	--	3	--	(5)	(140)	1,374
ASTI Corp.	2,944	--	7	--	3	52	2,992
Barratt Developments PLC	557,092	--	1,178	32,470	871	22,487	579,272
Bed Bath & Beyond, Inc.	111,107	--	1,148	1,936	(1,587)	46,874	155,246
Belc Co. Ltd.	76,070	--	170	483	140	2,449	78,489
Belluna Co. Ltd.	42,634	--	87	436	51	138	42,736
BMTC Group, Inc.	28,923	--	108	--	102	3,182	32,099
Calian Technologies Ltd.	15,779	--	34	111	25	852	16,622
Chase Corp.	61,160	--	4,188	--	3,879	3,415	64,266
Chuoh Pack Industry Co. Ltd.	4,611	--	10	70	5	49	4,655
Civeo Corp.	19,319	--	36	--	(35)	(6,864)	12,384
Clip Corp.	1,903	--	53	--	(19)	80	1,911
Codorus Valley Bancorp, Inc.	15,373	--	33	105	24	(462)	14,902
Contango Oil & Gas Co.	3,426	1,648	15	--	2	5,387	10,448
Core Molding Technologies, Inc.	4,638	--	9	--	6	(661)	3,974
Create SD Holdings Co. Ltd.	119,508	--	258		190	11,542	130,982
CSE Global Ltd.	13,482	--	29	363	6	2,061	15,520
Daewon Pharmaceutical Co. Ltd.	23,694	--	--	--	--	2,032	25,726
Daiichi Kensetsu Corp.	27,897	--	59	--	37	(734)	27,141
DongKook Pharmaceutical Co. Ltd.	34,908	--	--	--	--	2,132	37,040
DVx, Inc.	5,048	--	197	--	71	959	5,881
EcoGreen International Group Ltd.	9,478	--	19	--	2	(490)	8,971
Elematec Corp.	22,045	--	46	332	24	436	22,459
Excel Co. Ltd.	10,324	--	424	105	(124)	(1,685)	8,091
Ff Group	5,743	--	12	--	(85)	128	5,774
First Juken Co. Ltd.	16,033	--	37	252	22	1,112	17,130
Food Empire Holdings Ltd.	14,526	--	32	--	16	777	15,287
Fossil Group, Inc.	45,264	--	94	--	73	(731)	44,512
Fresh Del Monte Produce, Inc.	144,615	--	405	286	87	7,359	151,656
Fuji Kosan Co. Ltd.	5,162	--	1,905	--	--	(1,009)	--
Fujikura Kasei Co., Ltd.	14,692	--	30	179	3	(709)	13,956
Fursys, Inc.	24,260	--	--	--	--	945	25,205
Gabia, Inc.	6,838	--	--	--	--	(740)	6,098
Geospace Technologies Corp.	13,221	--	951	--	(984)	24	11,310
Geumhwa PSC Co. Ltd.	9,558	--	--	--	--	(529)	9,029
Goodfellow, Inc.	2,877	--	6	--	2	(159)	2,714
Guess?, Inc.	72,686	--	5,905	485	(3,768)	3,466	66,479
Gujarat State Fertilizers & Chemicals Ltd.	33,181	--	--	874	--	(986)	32,195
Halows Co. Ltd.	27,291	--	60	155	42	4,864	32,137
Hamakyorex Co. Ltd.	44,528	--	92	362	55	(2,202)	42,289
Handsome Co. Ltd.	60,853	--	--	--	--	(12,198)	48,655
Honshu Chemical Industry Co. Ltd.	8,219	--	20	76	12	401	8,612
Hoshiiryou Sanki Co. Ltd.	9,794	--	22	58	10	5	9,787
Hwacheon Machine Tool Co. Ltd.	7,900	--	7,521	--	1,607	(1,986)	--
Hyster-Yale Materials Handling Class A	13,942	--	585	68	54	(2,507)	10,904
Hyster-Yale Materials Handling Class B	19,170	--	--	98	--	(3,447)	15,723
I-Sheng Electric Wire & Cable Co. Ltd.	16,575	--	393	--	(142)	721	16,761
IA Group Corp.	3,881	--	7	58	1	211	4,086
ICT Automatisering NV	7,529	--	16	--	9	(1,143)	6,379
IDIS Holdings Co. Ltd.	7,730	--	--	--	--	1,157	8,887
Ihara Science Corp.	11,403	--	24	--	14	1,808	13,201
Indra Sistemas SA	106,266	--	226	--	(212)	13,241	119,069
InfoVine Co. Ltd.	3,003	--	--	--	--	145	3,148
Intage Holdings, Inc.	27,857	--	61	--	38	1,290	29,124
INTOPS Co. Ltd.	21,209	--	--		--	(1,235)	19,974
JLM Couture, Inc.	1,144	--	1	--	--	(120)	1,023
Jumbo SA	194,124	--	389	--	303	(538)	193,500
Kingboard Chemical Holdings Ltd.	185,508	--	400	2,688	318	14,955	200,381
Know IT AB	27,240	--	55	--	31	(133)	27,083
Kohsoku Corp.	19,797	--	43	215	24	746	20,524
Kondotec, Inc.	13,903	--	30	197	24	818	14,715
Korea Electric Terminal Co. Ltd.	39,666	--	377		70	(11,769)	27,590
KSK Co., Ltd.	9,160	--	19	--	13	(302)	8,852
Kwang Dong Pharmaceutical Co. Ltd.	17,632	--	--	--	--	593	18,225
Kyeryong Construction Industrial Co. Ltd.	14,437	--	--	--	--	(1,921)	12,516
Maruzen Co. Ltd.	30,393	--	66	186	52	(2,630)	27,749
Mega First Corp. Bhd	29,374	--	1,348	--	466	3,757	32,249
Metro, Inc. Class A (sub. vtg.)	955,721	--	2,476	6,281	2,318	75,293	1,030,856
Michang Oil Industrial Co. Ltd.	11,337	--	--	--	--	506	11,843
Mitani Sekisan Co. Ltd.	40,529	--	94	154	78	8,364	48,877
Motonic Corp.	22,792	--	--	--	--	(2,360)	20,432
Mr. Bricolage SA	3,257	--	6	--	(16)	(843)	2,392
Muhak Co. Ltd.	24,675	--	--	--	--	(3,076)	21,599
Murakami Corp.	17,807	--	39	164	31	1,293	19,092
Muramoto Electronic Thailand PCL (For. Reg.)	7,007	--	21	--	--	(568)	6,418
Murphy Oil Corp.	256,063	29,432	536	2,660	133	(33,644)	251,448
Nadex Co. Ltd.	6,340	--	15	65	8	290	6,623
Nafco Co. Ltd.	24,981	--	54	304	12	(1,969)	22,970
Next PLC	887,471	--	3,942	--	2,559	135,299	1,021,387
Nippo Ltd.	3,334	--	7	--	2	179	3,508
Origin Enterprises PLC	49,896	--	106	--	(7)	(2,106)	47,677
Parker Corp.	10,008	--	20	119	13	(144)	9,857
Pinnacle Technology Holdings Ltd.	8,195	--	16	--	4	(1,246)	6,937
Piolax, Inc.	44,402	--	90	462	80	3,679	48,071
Prim SA	17,498	--	37	30	10	(434)	17,037
Rocky Mountain Chocolate Factory, Inc.	3,980	10	9	53	1	10	3,992
S&T Holdings Co. Ltd.	11,296	--	--	--	--	616	11,912
Sakai Moving Service Co. Ltd.	64,032	--	133	134	112	(164)	63,847
Samsung Climate Control Co. Ltd.	4,098	--	--	--	--	(411)	3,687
Sanei Architecture Planning Co. Ltd.	16,795	--	36	243	19	332	17,110
Sarantis SA	38,088	--	78	--	56	(3,088)	34,978
ScanSource, Inc.	47,275	--	92	--	67	(2,369)	44,881
Seagate Technology LLC	830,868	--	7,852	11,290	5,889	203,341	1,032,466
Senshu Electric Co. Ltd.	22,080	--	49	256	30	1,129	23,190
Sewon Precision Industries Co. Ltd.	3,405	--	--		--	51	3,456
Shibaura Electronics Co. Ltd.	16,857	--	35	--	26	1,533	18,381
SJM Co. Ltd.	3,338	--	--	--	--	(19)	3,319
SJM Holdings Co. Ltd.	2,363	--	220	--	(96)	107	2,154
Societe Pour L'Informatique Industrielle SA	50,896	--	102	305	84	(7,386)	43,492
Soken Chemical & Engineer Co. Ltd.	9,895	--	17	--	2	(2,374)	7,506
Southwestern Energy Co.	110,107	363	49,872	--	(96,978)	78,517	--
Sportscene Group, Inc. Class A	2,738	--	12	63	10	245	2,981
Step Co. Ltd.	15,022	--	32	169	22	(1,028)	13,984
Strattec Security Corp.	7,581	261	15	52	(1)	710	8,536
Strongco Corp.	989	--	2	--	(3)	75	1,059
Sun Hing Vision Group Holdings Ltd.	7,237	--	13	250	(1)	(1,469)	5,754
Sunjin Co. Ltd.	20,333	--	--	--	--	(835)	19,498
SYNNEX Corp.	267,538	--	588	1,016	492	51,537	318,979
T&K Toka Co. Ltd.	11,924	--	25	189	13	837	12,749
The Buckle, Inc.	91,206	--	204	1,118	(75)	2,620	93,547
The Pack Corp.	46,911	--	111		61	7,514	54,375
Tohoku Steel Co. Ltd.	8,241	--	17	67	10	(49)	8,185
Tokyo Kisen Co. Ltd.	5,462	--	11	--	7	(11)	5,447
Tokyo Tekko Co. Ltd.	9,670	--	20	63	(6)	1,379	11,023
Tomen Devices Corp.	11,363	--	24	--	(2)	1,688	13,025
Totech Corp.	19,551	--	40	126	32	(142)	19,401
TOW Co. Ltd.	13,043	--	28		17	(121)	12,911
Trancom Co. Ltd.	49,084	--	109	367	107	6,730	55,812
Trio-Tech International	743	--	1	--	(1)	78	819
Triple-S Management Corp.	40,938	277	68	--	18	(15,189)	25,976
Unit Corp.	34,695	--	12,909	--	(102,498)	83,170	--
Unum Group	475,667	--	3,312	4,207	(311)	(65,530)	406,514
Utah Medical Products, Inc.	23,814	--	1,612	72	1,473	1,413	25,088
VSE Corp.	25,766	--	60	--	36	7,228	32,970
VST Holdings Ltd.	64,133	--	135	--	87	(4,456)	59,629
Wayside Technology Group, Inc.	3,785	256	10	57	1	1,061	5,093
Whanin Pharmaceutical Co. Ltd.	24,055	--	(1)	--	--	468	24,524
Whiting Petroleum Corp.	81,030	16,329	104	--	(56)	(56,664)	40,535
WIN-Partners Co. Ltd.	27,729	--	56	--	41	4,985	32,699
Winas Ltd.	602	--	--	--	(4)	(155)	443
Youngone Holdings Co. Ltd.	39,347	--	--	--	--	637	39,984
Yutaka Giken Co. Ltd.	19,348	--	43	365	22	1,624	20,951
	$8,047,590	$48,576	$116,101	$74,160	$(183,318)	$576,424	$8,326,548

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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